Share-Based Compensation - Summary of Weighted Average Assumptions in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr	Dec. 31, 2015 USD ($) yr	Dec. 31, 2014 USD ($) yr	Dec. 31, 2013 USD ($) yr
Disclosure Of Share Based Compensation Expense [Abstract]
Exercise price per option	$ 18.71	$ 16.20	$ 32.41	$ 36.73	$ 43.80
Expected annual dividend per share	$ 0.40	$ 1.00	$ 1.52	$ 1.40	$ 1.40
Expected volatility	29.00%	30.00%	31.00%	39.00%	50.00%
Risk-free interest rate	1.67%	1.06%	1.54%	1.66%	1.06%
Expected life of options in years | yr	5.7	5.7	5.5	5.5	5.5